Income Tax (Details) - Schedule of a reconciliation of the federal income tax rate - Spartacus Acquisition Corp [Member]	5 Months Ended
Dec. 31, 2020
Income Tax (Details) - Schedule of a reconciliation of the federal income tax rate [Line Items]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liability	(20.10%)
Formation and operating costs	(0.90%)
Income tax provision